Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Mar. 19, 2018
Document Effective Date	Mar. 19, 2018
Prospectus Date	Mar. 19, 2018